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REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Management of TruPS Financials Note Securitization 2018-1 Ltd., Merrill Lynch, Pierce, Fenner & Smith Incorporated and EJF CDO Manager LLC:

We have performed the procedures enumerated below, which were agreed to by TruPS Financials Note Securitization 2018-1 Ltd. (the “Issuer”), Merrill Lynch, Pierce, Fenner & Smith Incorporated (the “Placement Agent”) and EJF CDO Manager LLC (the “Collateral Manager” and together with the Issuer and the Placement Agent the “Specified Parties”), in their evaluation of certain information with respect to attributes of the TruPS Notes related to TruPS Financials Note Securitization 2018-1 Ltd. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

On March 29, 2018, the Collateral Manager provided us with a computer readable data file (the “Initial Closing Date Collateral Data File”) containing certain characteristics of the underlying securities (the “Securities”) expected to be populated on Annex A of the Offering Memorandum. The Collateral Manager provided us with periodic updates received up to and including April 5, 2018 (together with the “Initial Closing Date Collateral Date File”, the “Closing Date Collateral Data File”). We performed the procedures indicated below on the Securities.

Unless otherwise indicated, the following are defined for the purposes of our procedures:

•	the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “recomputed” means, if applicable, we validated the number through mathematical calculation using the applicable information in the Closing Date Collateral Data File as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents may include, but are not limited to, information obtainable from S&P Capital IQ, A.M. Best Rating Services website and certain credit information provided by the Collateral Manager “PBC” (collateral data file, broker position reports, security agreements and DTC screenshots).

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Closing Date Collateral Data File Review Procedures:

The Collateral Manager provided us with the Closing Date Collateral Data File for purposes of the Closing Date Collateral Data File Review Procedures. The Securities are listed on Appendix A. For each of the Securities, Grant Thornton LLP performed comparisons from the Closing Date Collateral Data File, for certain security characteristics, to information from the Source Documents.

The procedures we performed on the Securities are listed below.

Number	Characteristic	Source Document (listed in order of application)
1	Operating Company	S&P Capital IQ
2	Holding Company	Security agreements, S&P Capital IQ
3	Type of Company	S&P Capital IQ
4	Type of Collateral Obligation	Security agreements
5	Principal Balance ($)	Broker position reports, cash flow model
6	Reference Rate	Security agreements
7	Spread	Security agreements
8	Maturity	Security agreements
9	A.M. Best's Financial Strength Rating of the Operating Company	A.M. Best website

We compared Characteristics 1 through 9 (as set forth in the Closing Date Collateral Data File) to the corresponding information set forth in the provided Source Documents. With respect to Characteristic 5, we summed the principal balance amount(s) for each of the Securities as set forth in the related Source Document and compared such total amount to be greater than or equal to the Principal Balance ($) as set forth in the Closing Date Collateral File. We noted no unresolved discrepancies between the Closing Date Collateral Data File and the Source Documents.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review, the objective of which would be the expression of opinion or conclusion, respectively, on certain information with respect to the attributes of the TruPS Notes related to TruPS Financials Note Securitization 2018-1 Ltd. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements

•	Addressing the value of collateral securing any such assets being securitized

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
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•	Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

•	Forming any conclusion

•	Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

Grant Thorton LLP

Newport Beach, California April 5, 2018

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Appendix A

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Security Number	CUSIP	Holding Company
1	33648EAB4	1st Source Corporation
2	4697159Z1	Ameris Bancorp
3	77199AK47	Argo Group International Holdings, Ltd.
4	04273YAA5	Arrow Financial Corporation
5	4611499Z1	Bank of the Ozarks
6	8298939Z1	Banner Corporation
7	6533489Z7	Bar Harbor Bankshares
8	0553019Z0	BCB Bancorp, Inc.
9	073708AA7	Beal Financial Corporation
10	0872769Z6	Bethlehem Financial Corporation
11	105249AB2	Brand Group Holdings, Inc.
12	10524RAA4	Brand Group Holdings, Inc.
13	105248AA6	Brand Group Holdings, Inc.
14	0556449C4	Brookline Bancorp, Inc.
15	5924859Z1	Byline Bancorp, Inc.
16	174903AA2	Citizens Community Bancorp, Inc.
17	1962309Z1	Colony Bankcorp, Inc.
18	2005279X9	Commerce Bancshares, Inc.
19	20066U9Z7	Commerce National Financial Services, Inc.
20	20259A9Z8	Commfirst Bancorporation, Inc.
21	2036619X3	Community Financial Services, Inc.
22	26999ABJ3	E*TRADE Financial Corporation
23	2684429Z5	Enterprise Financial Services Corp
24	4726159Z8	Enterprise Financial Services Corp
25	0665159Z2	Farmers and Merchants Bankshares, Inc.
26	3029039Z4	FCT Bancshares, Inc.
27	3024179Z5	First Bancshares, Inc., of Cold Spring
28	31938M9Z8	First Busey Corporation
29	3210739X8	First National Corporation
30	33744J9X0	First United Corporation
31	3379139Z2	FirstFed Bancorp, Inc.
32	583192AA7	Fosun International Limited
33	74692Z9Z5	Fosun International Limited
34	37637R9Z8	Glacier Bancorp, Inc.
35	380569AA1	Gold Coast Bancorp, Inc.
36	3015959Z9	Hawthorn Bancshares, Inc.
37	4223519B4	Heartland Financial USA, Inc.
38	0185989Z7	Horizon Bancorp
39	830820AA4	Huntington Bancshares Incorporated
40	4466939Z8	Huntington Bancshares, Inc.
41	6821559Z1	IBERIABANK Corporation
42	089083AA7	IFG Companies
43	054960AA7	IFG Companies
44	PPFI0BNU8	IFG Companies
45	8308959Z3	Independent Bank Corp.
46	496719AA3	Kingstone Companies, Inc.
47	77199AT97	MB Financial, Inc.
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Security Number	CUSIP	Holding Company
48	5916259Z3	Metro North Bancshares, Inc.
49	597742AD7	Midland States Bancorp, Inc.
50	20066U9Z7	Commerce National Financial Services, Inc.
51	5954199Y0	Mid-Missouri Bancshares, Inc.
52	6241299Z7	Mountain Home Bancshares, Inc.
53	6288509Z4	NCAL Bancorp
54	3208199Y3	Nicolet Bankshares, Inc.
55	3208199Z0	Nicolet Bankshares, Inc.
56	6625839Z8	North State Bancorp
57	8AMCSE8K8	Northpointe Bancshares, Inc.
58	66661A9Z3	Northpointe Bancshares, Inc.
59	7588299Z0	Old Line Bancshares, Inc.
60	69181S9Z9	Oxford Financial Corporation
61	6935059Z4	Pinnacle Financial Partners, Inc.
62	0664449X0	Seacoast Banking Corporation of Florida
63	8264899Z1	Sierra Bancorp
64	8433779Z7	Southern Missouri Bancorp, Inc.
65	3210739Z3	Sturm Financial Group, Inc.
66	8920859Y9	Town and Country Financial Corporation
67	9192999X7	Triumph Bancorp, Inc.
68	9132399Y7	Umpqua Holdings Corporation
69	90421LAA3	Umpqua Holdings Corporation
70	9053979Z0	Union Bankshares Corporation
71	92708A9Z4	Villages Bancorporation, Inc.
72	9483799Z7	Webster Financial Corporation
73	94978SAA7	Wells Fargo & Company
74	2031339Z8	WesBanco, Inc.
75	9508109V5	WesBanco, Inc.
76	4588259Z1	Western Alliance Bancorporation
77	98024N9Z0	Woodson Bancshares, Inc.

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member firm of Grant Thornton International Ltd